UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549
                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2001

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holding
                                              entries.

Institutional Investment Manager Filing this Report:

Name:     Institutional Capital Corporation
Address:  225 West Wacker Drive, Suite 2400
          Chicago, Illinois  60606

Form 13F File No:        28-16

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Robert J. Lukaszewicz
Title:         Vice President & Controller
Phone:         (312) 424-9100
Signature, Place, and Date of Signing:


/s/ Robert J. Lukaszewicz  Chicago, Illinois  May 4,2001
_________________________  _________________  ___________
     (Signature)              (City/State)      (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           64

Form 13F Information Table Value Total:  $13,694,213
                                       (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None








                                      FORM 13F INFORMATION TABLE


                               Title
                                 of                 Value    Shares/   SH/ Put/ Invstmt Other      Voting Authority
        Name of Issuer         Class    Cusip     (x$1000)   PRN AMT   PRN Call Dscretn Mgrs     Sole    Shared   None
ABN Amro Holding ADR            COM    000937102      6,060    330,252 SH        SOLE            330,252
AT&T Corp Liberty Media Group   COM    001957208    326,664 23,333,157 SH        SOLE         22,033,657        1,299,500
AT&T Wireless Group             COM    001957406    194,043 10,116,952 SH        SOLE          9,361,902          755,050
Abbott Laboratories             COM    002824100    382,050  8,095,986 SH        SOLE          7,389,686          706,300
Agere Systems Inc Class A       COM    00845V100     68,829 11,137,402 SH        SOLE         10,365,402          772,000
Allstate Corp Com               COM    020002101    458,394 10,929,764 SH        SOLE         10,164,314          765,450
American Electric Power Co Inc  COM    025537101    348,574  7,416,480 SH        SOLE          6,891,230          525,250
BP Amoco LP                     COM    055622104     11,437    230,500 SH        SOLE            230,500
Bank One Corp                   COM    06423A103    218,618  6,042,519 SH        SOLE          5,622,919          419,600
Bausch and Lomb Inc             COM    071707103    153,475  3,361,243 SH        SOLE          3,127,243          234,000
Bayerische Moteren Werke AG Or  COM      5756029      6,034    198,600 SH        SOLE            198,600
Bristol Myers Squibb Co         COM    110122108    415,331  6,992,097 SH        SOLE          6,709,847          282,250
Canadian Pacific Ltd            COM    135923100    247,296  6,738,299 SH        SOLE          6,371,299          367,000
Citigroup Inc                   COM    172967101    609,132 13,542,293 SH        SOLE         12,731,886          810,407
Conoco Inc Cl A                 COM    208251306     44,616  1,587,750 SH        SOLE          1,221,450          366,300
Conoco Inc Cl B                 COM    208251405    345,948 12,245,949 SH        SOLE         11,780,599          465,350
Diageo PLC ADR                  COM    25243Q205     11,925    294,800 SH        SOLE            294,800
Electronic Data Systems Corp    COM    285661104    212,585  3,805,675 SH        SOLE          3,540,525          265,150
Emerson                         COM    291011104    239,880  3,869,021 SH        SOLE          3,578,771          290,250
Endesa SA ADR                   COM    29258N107      5,584    337,400 SH        SOLE            337,400
FPL Group Inc                   COM    302571104    430,677  7,025,713 SH        SOLE          6,566,363          459,350
Fannie Mae                      COM    313586109    376,803  4,733,709 SH        SOLE          4,402,059          331,650
First Union Corp                COM    337358105    275,967  8,362,622 SH        SOLE          7,856,072          506,550
FleetBoston Financial Corp      COM    339030108    268,737  7,118,854 SH        SOLE          6,550,104          568,750
GM Hughes Electronics Class H   COM    370442832    257,900 13,225,616 SH        SOLE         12,467,016          758,600
Gannett Inc                     COM    364730101    346,537  5,802,692 SH        SOLE          5,417,342          385,350
General Dynamics Corp           COM    369550108    270,926  4,318,233 SH        SOLE          4,072,833          245,400
GlaxoSmithkline PLC ADR         COM    37733W105     11,467    219,250 SH        SOLE            219,250
Gucci Group Inc ADR             COM    401566104      5,508     65,850 SH        SOLE             65,850
Hewlett Packard Co              COM    428236103    200,911  6,425,037 SH        SOLE          6,060,787          364,250
Household International Inc     COM    441815107    368,892  6,227,072 SH        SOLE          5,797,772          429,300
ING Groep N V ADR               COM    456837103     12,462    191,481 SH        SOLE            191,481
Intel Corp                      COM    458140100     60,888  2,314,030 SH        SOLE          2,152,430          161,600
International Business Machine  COM    459200101    190,535  1,981,030 SH        SOLE          1,834,630          146,400
Investor AB B Shares            COM      5679591      5,690    470,400 SH        SOLE            470,400
Kimberly Clark Corp             COM    494368103    366,658  5,405,545 SH        SOLE          5,039,545          366,000
Knight Ridder Inc               COM    499040103    147,920  2,754,051 SH        SOLE          2,560,101          193,950
Koninklijke Philips Electronic  COM    500472303    402,178 15,062,829 SH        SOLE         14,246,988          815,841
Loews Corp                      COM    540424108    462,355  7,782,454 SH        SOLE          7,488,154          294,300
MetLife Inc                     COM    59156R108    518,207 17,244,849 SH        SOLE         16,173,749        1,071,100
Millipore Corp                  COM    601073109    105,402  2,278,477 SH        SOLE          2,121,877          156,600
Muenchener Rueckver AG Ord Shr  COM      5294121      6,108     20,500 SH        SOLE             20,500
News Corp Ltd Class A Sponsore  COM    652487802    154,976  5,804,355 SH        SOLE          5,424,405          379,950
Nordea AB ADR                   COM      5888115      5,846    968,198 SH        SOLE            968,198
Northrop Grumman Corp           COM    666807102    271,263  3,117,959 SH        SOLE          2,954,909          163,050
Orient Express Hotels Ltd Cl A  COM    G67743107     43,582  2,421,200 SH        SOLE          2,401,200           20,000
Pharmacia Corporation           COM    71713U102    348,468  6,918,161 SH        SOLE          6,472,062          446,099
Portugal Telecom SGPS SA ADR    COM    737273102      5,083    591,100 SH        SOLE            591,100
Rank Group PLC Ord Shrs         COM      0724076      5,221  2,005,900 SH        SOLE          2,005,900
Republic Services Inc           COM    760759100    165,945  8,850,429 SH        SOLE          8,356,629          493,800
Sears Roebuck & Co              COM    812387108    247,382  7,013,940 SH        SOLE          6,521,790          492,150
Suez Lyonnaise Des Eaux Ord Sh  COM      4540438      6,157     41,950 SH        SOLE             41,950
TRW Inc                         COM    872649108    207,555  6,104,550 SH        SOLE          5,822,250          282,300
Target Corp                     COM    87612E106    263,188  7,294,550 SH        SOLE          6,785,850          508,700
Texaco Inc                      COM    881694103    406,595  6,123,414 SH        SOLE          5,706,864          416,550
Thermo Electron Corp            COM    883556102    166,826  7,421,085 SH        SOLE          6,917,935          503,150
Tyco International Ltd          COM    902124106    250,141  5,786,280 SH        SOLE          5,370,830          415,450
UBS AG ADR                      COM    H8920G155      6,214     43,150 SH        SOLE             43,150
USA Networks Inc                COM    902984103     95,921  4,007,146 SH        SOLE          3,730,746          276,400
Verizon Communications Inc      COM    92343V104    325,235  6,597,071 SH        SOLE          6,146,571          450,500
Vodafone Group PLC ADR          COM    92857W100    287,285 10,581,388 SH        SOLE         10,011,838          569,550
Wells Fargo and Co              COM    949746101    347,555  7,025,571 SH        SOLE          6,551,871          473,700
Weyerhaeuser Co                 COM    962166104    341,031  6,714,525 SH        SOLE          6,258,825          455,700
WorldCom Inc                    COM    98157D106    343,541 18,383,462 SH        SOLE         17,267,012        1,116,450

                                                 13,694,213